                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07893
                                                     ---------

             SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                               ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2003
                                               -------------

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Semi-Annual Report • June 30, 2003

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

TEAM MANAGEMENT

The Portfolio uses a team approach to
investing which is based on exhaustive
research that is intensely focused. The
team is led by a group of seasoned
investment professionals with exten-
sive industry expertise. The team looks
for analytical consistency through
intensive modeling and strict applica-
tion of a consistent valuation method.
Each member of the team is a sector
manager responsible for stock selec-
tion in one or more industries.

FUND OBJECTIVE

The Portfolio seeks long-term capital
growth. Dividend income, if any, is
incidental to this goal.

FUND FACTS

FUND INCEPTION

February 10, 1997

What’s Inside

Letter from the Chairman	1

Schedule of Investments	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Notes to Financial Statements	10

Financial Highlights	13

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc. Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

L E T T E R  F R O M  T H E  C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that,“Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future.As always, thank you for entrusting your assets to us.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 30, 2003

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

1     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)		June 30, 2003

SHARES	SECURITY	VALUE

COMMON STOCK — 91.7%
Apparel & Textiles — 0.3%
4,575	Phillips-Van Heusen Corp.	$62,357

Banks — 8.2%
12,433	Banknorth Group Inc.	317,290
13,262	Chittenden Corp.	362,716
17,190	Cullen Frost Bankers, Inc.	551,799
13,585	TrustCo Bank Corp.	150,522
4,730	United Bankshares, Inc.	135,515
11,605	West America Bancorporation	499,943

		2,017,785

Biotech — 3.5%
7,485	Abgenix, Inc.*	78,518
7,900	Cell Genesys, Inc.*	68,256
8,000	Cell Therapeutics, Inc.*	77,840
4,065	Exact Sciences Corp.*	44,552
4,500	Neurocrine Biosciences Inc.*	224,730
5,130	NPS Pharmaceuticals Inc.*	124,864
3,800	Techne Corp.*	115,292
6,200	Telik, Inc.*	99,634
671	Trimeris Inc.*	30,651

		864,337

Chemicals — 3.9%
15,019	Aptargroup, Inc.	540,684
10,130	Carlisle Cos. Inc.	427,081

		967,765

Clothing Stores — 1.8%
3,765	Abercrombie & Fitch Co.*	106,964
8,274	Chico’s FAS Inc.*	174,168
7,455	Too Inc.*	150,964

		432,096

Computer Hardware — 1.6%
15,675	Computer Network Technology Corp.*	126,968
7,962	Emulex Corp.*	181,295
4,675	Mercury Computer Systems Inc.*	84,898

		393,161

Computer-Memory Devices — 1.0%
12,000	Iomega Corp.*	127,200
5,300	Overland Storage, Inc.*	107,802

		235,002

Computer Software — 8.0%
13,102	Activision, Inc.*	169,278
4,660	Anteon International Corp.*	130,061
15,515	Borland Software Corp.*	151,582
10,500	J.D. Edwards & Co.*	150,465
7,635	JDA Software Group, Inc.*	85,436
3,735	Macrovision Corp. *	74,401

See Notes to Financial Statements.

2     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (continued) (unaudited)		June 30, 2003

SHARES	SECURITY	VALUE

Computer Software — 8.0% (continued)
7,021	Mercury Interactive Corp.*	$271,081
31,085	MSC. Software Corp.	209,513
2,947	National Instruments Corp. *	111,338
14,485	NetIQ Corp.*	223,938
5,000	Progress Software Corp.*	103,650
46,875	TIBCO Software Inc.*	238,594
2,054	VERITAS Software Corp.*	58,888

		1,978,225

Defense & Aerospace — 1.7%
6,020	Alliant Techsystems, Inc. *	312,498
3,995	DRS Technologies, Inc.*	111,540

		424,038

Drugs — 4.7%
10,320	CIMA Labs Inc.*	277,505
7,927	KV Pharmaceuticals Co.*	220,371
4,980	Medicis Pharmaceutical Corp.	282,366
6,675	Taro Pharmaceuticals Industries*	366,324

		1,146,566

Electronic Equipment — 4.2%
12,477	Aeroflex Inc.*	96,572
6,045	Anaren Microwave, Inc.*	56,642
10,285	Mettler Toledo International Inc.*	376,945
4,480	Plexus Corp.*	51,654
13,355	Varian Inc.*	463,017

		1,044,830

Electric Utility — 1.4%
19,170	Cleco Corp.	332,024

Energy Reserves — 5.2%
2,835	Atwood Oceanics Inc.*	76,970
2,550	Black Hills Corp.	78,285
5,025	Cal Dive International, Inc.*	109,545
3,480	Penn Virginia Corp.	149,640
15,640	Precision Drilling Corp.*	590,566
14,075	Varco International Inc.*	275,870

		1,280,876

Financial Services — 1.4%
12,992	Bisys Group, Inc.*	238,663
6,820	National Processing Inc.*	109,666

		348,329

Food & Beverages — 1.1%
8,905	International Multifoods Corp.*	204,013
7,080	Wild Oats Markets Inc.*	77,172

		281,185

Health Care — 2.4%
2,600	Covance Inc.*	47,060
3,000	CV Therapeutics, Inc.*	88,980

See Notes to Financial Statements.

3     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (continued) (unaudited)		June 30, 2003

SHARES	SECURITY	VALUE

Health Care — 2.4% (continued)
2,100	Esperion Therapeutics, Inc.*	$41,139
6,300	Kensey Nash Corp.*	163,800
550	Martek Biosciences Corp.*	23,617
5,300	Pharmaceutical Product Development, Inc.*	152,269
2,300	Roper Industries, Inc.	85,560

		602,425

Heavy Electrical Equipment — 2.4%
5,995	Newport Corp.*	88,726
10,023	Powerwave Technologies Inc. *	62,844
13,590	Technitrol, Inc.*	204,530
5,290	Teleflex Inc.	225,090

		581,190

Hotels — 0.7%
10,265	Isle of Capri Casinos Inc.*	169,680

Industrials Parts — 3.7%
4,460	Actuant Corp.*	211,047
10,205	Brooks PRI Automation, Inc.*	115,725
18,245	Hanover Compressor Co.*	206,169
8,500	Idex Corp.*	308,040
5,959	Shaw Group, Inc.*	71,806

		912,787

Information Services — 3.5%
8,535	CACI International Inc.*	292,751
5,622	Fair, Isaac and Company, Inc.	289,252
5,798	Tetra Tech Inc.*	99,320
7,460	Watson Wyatt & Company Holdings*	172,923

		854,246

Internet — 0.7%
17,045	Retek Inc.*	109,088
8,560	WebMethods Inc.*	69,593

		178,681

Leisure — 2.6%
7,620	Gtech Holdings Corp*	286,893
1,260	Harman International Industries	99,716
5,605	SCP Pool Corp.*	192,812
2,900	West Marine, Inc.*	50,779

		630,200

Media — 0.8%
5,020	Emmis Communications Corp.*	115,209
2,469	Westwood One, Inc.*	83,773

		198,982

Medical Products — 5.1%
8,110	Cooper Co., Inc.	281,985
2,495	Integra LifeSciences Holdings*	65,818
7,080	Respironics Inc.*	265,642
9,980	ResMed Inc.*	391,216
4,435	Varian Medical Systems, Inc.*	255,323

		1,259,984

See Notes to Financial Statements.

4     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (continued) (unaudited)	June 30, 2003

SHARES	SECURITY	VALUE

Medical Services — 1.0%
2,800	Community Health Systems Inc. *	$54,012
5,860	Lifepoint Hospitals, Inc.*	122,708
5,750	Province Healthcare Co.*	63,652

		240,372

Mining & Metal — 0.3%
2,910	Mueller Industries, Inc.*	78,890

Motor Vehicles & Parts — 0.6%
4,580	Gentex Corp.*	140,194

Property/Casualty Insurance — 1.2%
7,040	Philadelphia Consolidated Holdings Corp.*	284,416

Publishing — 0.3%
2,310	Scholastic Corp.*	68,792

Restaurant — 2.2%
11,165	P F Chang China Bistro Inc.*	549,430

Securities & Asset Management — 2.5%
8,080	Affiliated Managers Group Inc.*	492,476
4,005	SEI Investments Co.	128,160

		620,636

Semiconductors — 5.5%
11,095	Amkor Technology, Inc.*	145,788
14,210	Advanced Power Technology, Inc.*	109,843
22,770	Asyst Technologies, Inc.*	152,331
4,640	ATMI Inc.*	115,861
6,600	Exar Corp.*	104,478
6,020	IXYS Corp.*	47,979
31,710	Oak Technology.*	196,919
29,893	Remec Inc.*	208,055
6,345	Semtech Corp.*	90,353
5,720	Varian Semiconductor Equipment Association, Inc.*	170,227

		1,341,834

Specialty Retail — 5.3%
8,170	BJ’s Wholesale Club, Inc.*	123,040
8,690	Claire’s Stores, Inc.	220,378
11,237	Cost Plus Inc.*	400,711
9,870	Duane Reade Inc.*	145,583
5,735	Fred’s Inc.	213,227
8,701	Linens n Things Inc.*	205,431

		1,308,370

Telephone — 0.9%
5,120	Commonwealth Telephone Enterprises, Inc.*	225,126

Trucks/Sea/Air Freight — 2.0%
8,224	C H Robinson Worldwide	292,445
7,842	Knight Transportation, Inc.	195,266

		487,711

	TOTAL COMMON STOCKS
	(Identified Cost $22,882,508)	$22,542,522

See Notes to Financial Statements.

5     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (continued) (unaudited)		June 30, 2003

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BOND — 0.0%
$4,600	Microstrategy Inc., 7.50% due 6/24/07	$5,360
189	TIMCO Aviation Services Inc., 8.00% due 1/02/07	0

		5,360

	TOTAL FIXED INCOME
	(Identified Cost $483)	5,360

REPURCHASE AGREEMENT— 8.3%
2,043,000	UBS Warburg Repurchase Agreement 1.22% due 7/1/03;
	proceeds at maturity $2,043,069
	(Fully collateralized by FHLB, 2.26% due 06/16/06
	Valued at $2,090,400) (Identified Cost $2,043,000)	2,043,000

	TOTAL INVESTMENTS
	(Identified Cost $24,925,991)	$24,590,882

*	Non-Income Producing

See Notes to Financial Statements.

6     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)	June 30, 2003
ASSETS:
Investments at value (Identified Cost, $22,882,991)	$22,547,882
Repurchase agreement at amortized cost (Identified Cost, $2,043,000)	2,043,000
Cash	385
Receivable for securities sold	215,510
Dividends and interest receivable	4,660

Total Assets	24,811,437

LIABILITIES:
Payable for investments purchased	391,238
Management fees payable (Note 2)	6,607
Accrued expenses and other liabilities	56,781

Total Liabilities	454,626

Net Assets for 3,058,197 shares of beneficial interest outstanding	$24,356,811

NET ASSETS CONSIST OF:
Paid-in capital	$29,452,254
Accumulated net realized loss on investments	(4,734,007)
Unrealized depreciation of investments	(335,109)
Accumulated net investment loss	(26,327)

Total	$24,356,811

Net Asset Value and Redemption Price Per Share of Beneficial Interest	$7.96

See Notes to Financial Statements.

7     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividend income	$50,354
Interest income	15,790

Total Investment Income	66,144

EXPENSES:
Management fees (Note 2)	77,058
Shareholder reports	16,623
Audit fees	10,500
Custody and fund accounting fees	10,283
Legal fees	5,019
Transfer agent fees	668
Trustee fees	84
Miscellaneous	1,405

Total Expenses	121,640
Less: aggregate amount waived by the Manager (Note 2)	(29,169)

Net Expenses	92,471

Net Investment Loss	(26,327)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,979,912)
Net increase in unrealized appreciation from investments	4,481,426

Net Realized and Unrealized Gain (Loss) on Investments	2,501,514

Net Increase in Net Assets From Operations	$2,475,187

See Notes to Financial Statements.

8     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
	Six Months
	Ended	Year Ended
	June 30, 2003	December 31,
	(unaudited)	2002

OPERATIONS:
Net investment loss	$(26,327)	$(73,565)
Net realized loss on investments	(1,979,912)	(1,930,601)
Unrealized appreciation (depreciation) of investments	4,481,426	(4,791,009)

Net Increase (Decrease) in Net Assets From Operations	2,475,187	(6,795,175)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares	3,492,349	12,256,719
Net asset value of shares issued to shareholders from reinvestment
of distributions	—	—
Cost of shares repurchased	(1,626,243)	(7,125,868)

Net Increase in Net Assets From
Transactions in Shares of Beneficial Interest	1,866,106	5,130,851

Increase (Decrease) in Net Assets	4,341,293	(1,664,324)

NET ASSETS:
Beginning of period	20,015,518	21,679,842

End of period	$24,356,811	$20,015,518

* Includes accumulated net investment loss:	$(26,327)	$—

See Notes to Financial Statements.

9     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”), a series of Variable Annuity Portfolios (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.The Fund is organized as a Massachusetts business trust. Smith Barney Fund Management LLC (the “Manager”) acts as the investment manager of the Fund. Citigroup Global Markets Inc. (“CGM”), formerly known as Salomon Smith Barney Inc. (“SSB”), serves as the Fund’s distributor (the “Distributor”). Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $1,668 to CTB.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations    Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted equity securities or listed equity securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. Income    Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes    The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders substantially all of its taxable income, including any net realized gain on investment transactions.Accordingly, no provision for federal income or excise tax is necessary.At December 31, 2002, the Fund, for federal income tax purposes, had a loss carryover of $2,187,035 of which $747,571 will expire on December 31, 2009 and $1,439,464 will expire on December 31, 2010. In addition the Fund had $494,075 of capital losses realized after October 31, 2002 which were deferred for federal tax purposes to the first day of the following fiscal year.

10     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

D. Expenses    The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. Distributions    Distributions to shareholders are recorded on ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. generally accepted accounting principles.These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 2002, the Fund reclassified $73,565 from net investment loss to paid in capital.

F. Repurchase Agreements    It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault all securities held as collateral in support of repurchase agreements.Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

G. Beneficial Interest    At June 30, 2003, insurance companies or their separate accounts were the record owners of all the shares of the Fund (See Note 5).

H. Other    Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs and has a separate Management Agreement with the Fund.The Manager also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager amounted to $77,058, of which $29,169 was voluntarily waived for the six months ended June 30, 2003.The management fee paid to the Manager is accrued daily and payable monthly.The management fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets.

3. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,840,483 and $2,510,856, respectively, for the six months ended June 30, 2003.

11     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

4. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2003 as computed on a federal income tax basis, are as follows:

Aggregate cost	$22,882,991

Gross unrealized appreciation	$ 2,530,203
Gross unrealized depreciation	(2,865,312)

Net unrealized depreciation	$ (335,109)

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Transactions in shares of beneficial interest were as follows:

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2003	2002

Shares sold	464,447	1,410,852
Shares issued on reinvestment	—	—
Shares repurchased	(223,811)	(862,826)

Net Increase	240,636	548,026

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., both affiliates of Citigroup directly and through their separate accounts, own 100% of the Fund’s shares.

6. Trustees Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

See Notes to Financial Statements.

12     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2003
	(unaudited)		2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$7.10		$9.55	$13.20	$13.21	$9.60	$11.21

Income (Loss) From Operations:
Net investment loss†	(0.01)		(0.03)	(0.01)	(0.01)	(0.04)	(0.08)
Net realized and unrealized gain (loss)
on investments	0.87		(2.42)	(2.09)	1.26	3.65	(0.42)

Total Income (Loss) From Operations	0.86		(2.45)	(2.10)	1.25	3.61	(0.50)

Less Distributions From:
Net realized gain	—		—	(1.55)	(1.26)	—	(1.11)

Net Asset Value, End of Period	$7.96		$7.10	$9.55	$13.20	$13.21	$9.60

Total Return(1)	12.11	%**	(25.65)%	(16.22)%	9.01%	37.60%	(3.80)%

Net Assets, End of Period (000s)	$24,357		$20,016	$21,680	$5,305	$3,812	$2,006

Ratios to Average Net Assets:
Expenses	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.26	)%*	(0.34)%	(0.17)%	(0.11)%	(0.52)%	(0.72)%

Portfolio Turnover Rate	13%		19%	59%	86%	150%	94%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees, and assumed Fund expenses for the expenses indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share†	(0.02)		(0.07)	(0.09)	(0.45)	(0.68)	(0.64)
Ratios:
Expenses to average net assets	1.18	%*	1.45%	2.21%	4.45%	9.40%	5.74%
Net investment loss to average net assets	(0.54	)%*	(0.89)%	(1.48)%	(3.66)%	(9.02)%	(5.53)%

*	Annualized
**	Not Annualized
†	The per share amounts were computed using an average number of shares outstanding during the year.
(1)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Smith Barney Fund Management LLC to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.

See Notes to Financial Statements.

13     Smith Barney Small Cap Growth Opportunities Portfolio | 2003 Semi-Annual Report to Shareholders

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Mark T. Finn
R. Jay Gerken, CFA* Chairman
Diana R. Harrington	DISTRIBUTOR
Susan B. Kerley	Citigroup Global Markets Inc.
C. Oscar Morong, Jr.
Walter E. Robb, III
CUSTODIAN
OFFICERS	State Street Bank &
R. Jay Gerken, CFA*	Trust Company
President and Chief
Executive Officer
TRANSFER AGENT
Citicorp Trust Bank, fsb.
Lewis E. Daidone*	125 Broad Street, 11th Floor
Senior Vice President and	New York, New York 10004
Chief Administrative Officer

SUB-TRANSFER AGENT
Frances M. Guggino*	PFPC Global Fund Services
Controller	P.O. Box 9699
Providence, Rhode Island
02940-9699
Robert I. Frenkel*
Secretary

* Affiliated Person of
Investment Manager

Variable Annuity Portfolios

Smith Barney Small Cap Growth Opportunities Portfolio The fund is a separate investment fund of the Variable Annuity Portfolios, a Massachusetts corporation.

This report is submitted for general information of the
shareholders of Variable Annuity Portfolios — Smith
Barney Small Cap Growth Opportunities Portfolio, but
it may also be used as sales literature when preceded
or accompanied by the current Prospectus, which gives
details about charges, expenses, investment objectives
and operating policies of the Fund. If used as sales
material after September 30, 2003, this report must be
accompanied by performance information for the most
recently completed calendar quarter.

SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES PORTFOLIO
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, NY 10004

For complete information on any Smith Barney Mutual
Funds, including management fees and expenses, call
or write your financial professional for a free prospec-
tus. Read it carefully before you invest or send money.

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02697 8/03                                         03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

        (a)     The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                disclosure controls and procedures (as defined in Rule 30a-3(c)
                under the Investment Company Act of 1940, as amended (the "1940
                Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3 (b) under the
                1940 Act and 15d-15 (b) under the Securities Exchange Act of
                1934.

        (b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal half-year
                (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
                financial reporting.

ITEM 10. EXHIBITS.

        (a)(1)  Not applicable.

        (a)(2)  Attached hereto.

        Exhibit 99.CERT       Certifications pursuant to section 302 of the
                              Sarbanes-Oxley Act of 2002

        (b)

        Exhibit 99.906CERT    Certifications pursuant to Section 906 of the
                              Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
Date:    AUGUST 14, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Date:    AUGUST 14, 2003

By:      /s/LEWIS E. DAIDONE
         Chief Administrative Officer of
         SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Date:    AUGUST 14, 2003